Cover - shares	12 Months Ended
	Jun. 30, 2021	Oct. 02, 2021
Cover [Abstract]
Entity Registrant Name	IRSA Investments and Representations Inc.
Entity Central Index Key	0000933267
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	No
Document Period End Date	Jun. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		0
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-13542
Entity Address Address Line 3	Ciudad Autónoma de Buenos Aires
Security 12b Title	Global Depositary Shares, each representing ten shares of Common Stock
Trading Symbol	IRS
Security Exchange Name	NYSE
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false
Entity Accounting Standard	IFRS
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor (C1001ADA)
Entity Address City Or Town	Ciudad Autónoma de Buenos Aires
Entity Address Country	AR
City Area Code	11
Local Phone Number	4323-7449
Entity Incorporation State Country Code	C1
Contact Personnel Email Address	ir@irsa.com.ar